Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Preferred Stock	Additional Paid in Capital	Retained Earnings
Beginning Balance at Dec. 31, 2016	$ 578,536	$ 99	$ (120)	$ 70	$ 384,241	$ 194,246
Net (loss)/income	(84,679)					(84,679)
Repurchase and cancellation of preferred stock	(114)				(114)
Tender offer-redemption of preferred stock	(25,199)	3		(11)	(23,045)	(2,146)
Share based compensation	120				120
Preferred share dividends declared	(12,316)					(12,316)
Ending Balance at Dec. 31, 2017	456,348	102	(120)	59	361,202	95,105
Net (loss)/income	27,684					27,684
Issuance of common stock	3,297	1			3,296
Repurchase of common stock	(617)		(617)
Repurchase and cancellation of preferred stock	(9,488)			(4)	(9,484)
Share based compensation	120				120
Preferred share dividends declared	(11,510)					(11,510)
Ending Balance at Dec. 31, 2018	465,834	103	(737)	55	355,134	111,279
Net (loss)/income	16,038					16,038
Issuance of common stock	6,600	4			6,596
Repurchase and cancellation of preferred stock	(4,153)	(2)			(4,151)
Cancellation of common treasury stock	0	(1)	737		(736)
Share based compensation	120				120
Mezzanine equity measurement	(199)					(199)
Preferred share dividends declared	(11,498)					(11,498)
Ending Balance at Dec. 31, 2019	$ 472,742	$ 104	$ 0	$ 55	$ 356,963	$ 115,620